Note 9 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 55,972	$ 81,986
Customer acquisition costs	77,939	71,407
Green certificates	63,728	44,957
Gas delivered in excess of consumption	2,393	3,121
Inventory	3,238	4,954
Current prepayments and other current assets	203,270	206,425
Customer acquisition costs	43,686	46,416
Income taxes recoverable		3,096
Other long-term assets	12,764
Other non-current assets	$ 56,450	$ 49,512	$ 19,987